Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the expected income tax (benefit) computed using the federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year ended December 31,
	2019	2020

Income tax computed at federal statutory tax rate	21.00%	21.00%
State Taxes	(0.30)%	(0.59)%
Permanent differences – nondeductible expenses	(0.82)%	(0.36)%
Change in fair value of contingent consideration	(1.85)%	(0.27)%
Bargain purchase gain on Cutanea acquisition	10.95%	0.00%
Change in valuation allowance	(29.31)%	(20.37)%
Other	0.03%	0.00%
Effective income tax rate	(0.30)%	(0.59)%

Schedule of Deferred Tax Assets and Liabilities

The principal components of the Company’s deferred tax assets and liabilities consist of the following at December 31, 2019 and 2020:

(in thousands)	December 31, 2019	December 31, 2020
Deferred tax assets (liabilities):
Net operating loss carryforwards	$15,700	$17,960
Intangible assets	6,394	6,441
Acquisition contract liabilities	(372)	(279)
Property and equipment	40	76
Accrued expenses and reserves	487	424
Other	8	6
Total deferred tax assets	22,257	24,628
Less valuation allowance	(22,257)	(24,628)
Net deferred taxes	$-	$-